15007774

Nasdaq

805 King Farm Blvd.
Rockville, MD 20850 / USA

Nasdaq.com

Received SEC

JUN 15 2015

Washington, DC 20549

001- 37426

William Slattery, CFA
Vice President
Listing Qualifications

*By Electronic Mail*

June 15, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on June 12, 2015 The Nasdaq Stock Market (the "Exchange") received from Cynapsus Therapeutics Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Shares, no par value

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery